Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 12, 2019
Entity Registrant Name	NEUBERGER BERMAN INCOME FUNDS
Entity Central Index Key	0000723620
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 12, 2019
Document Effective Date	Sep. 12, 2019
Prospectus Date	Feb. 28, 2019